UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02633

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2008

Item 1. Report to Stockholders.

Calvert

Investments that make a difference®

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June 30, 2008
Semi-Annual Report

Calvert First Government
Money Market Fund

Calvert
Investments that make a difference®

A UNIFI Company

Calvert First Government Money Market Fund

Table of Contents

President's Letter
1

Portfolio Manager Remarks
3

Shareholder Expense Example
6

Statement of Net Assets
8

Statement of Operations
11

Statements of Changes in Net Assets
12

Notes to Financial Statements
14

Financial Highlights
18

Explanation of Financial Tables
21

Proxy Voting and Availability of Quarterly Portfolio Holding
23

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Dear Shareholder:

The six months ended June 30, 2008 featured unprecedented turmoil in the financial markets. The markets reflected continuing concerns about the extent of the credit crunch, worries about an economic slowdown or recession, a weak U.S. dollar, rising food prices, and oil prices that reached $140 per barrel. This volatility had its roots in the fixed-income markets, where fears about the value of securities linked to subprime mortgages spread throughout the bond and equity markets, even affecting the values of securities with no apparent connection to subprime mortgages.

Throughout this period of volatility in the financial markets, Calvert's experienced credit analysis team and portfolio management philosophy of seeking out relative value across the various sectors of the bond and money markets have contributed to our ability to avoid the worst of the subprime credit crisis. We avoided the "headline risks" you have been reading about in the press, and we did not purchase exotic fixed-income products related to subprime mortgages. Our fixed-income management team--from the leadership of our Chief Investment Officer for Fixed Income, Cathy Roy, through our portfolio managers, analysts, and traders--made judgments based on their assessment of potential return relative to risk. We believed that many of these securities did not offer enough extra return to compensate for their risk. This proved to be prescient when the prices of these securities plummeted as the market lost confidence in subprime mortgages.

Bond Sectors Broadly Affected

The credit crisis affected previously staid debt sectors, including municipal bonds and auction-rate securities.1 At the beginning of 2008, worries about the ability of bond insurers to meet their obligations on payment of principal and interest in the event of default on the municipal debt that they insure drove municipal yields sharply higher. The market was further roiled by liquidity problems in auction rate securities, a sector that had previously been viewed as having characteristics almost like cash.

Short-term Treasury yields decreased significantly during the six-month period as investors rushed for the safety of short-maturity government debt. The yield of the three-month Treasury bill dropped from 3.36% at the beginning of 2008 to only 1.71% on June 30. After a rough start to the year, municipal bonds finished the six months almost unchanged, with the Lehman Municipal Bond Index up 0.02%. The Lipper General Municipal Debt Funds Index, which tracks the return of actively managed tax-free bond funds, returned -0.69% for the six months.

Fed Takes Aggressive Action

The Federal Reserve (Fed) took an innovative series of actions to stabilize the financial markets and reassure investors. The Fed moved aggressively to add liquidity to the financial system and reduced its target federal funds rate by a total of 2.25 percentage points during the six-month period ended June 30.

In March, the Fed boldly moved to stem the rising panic in the credit markets by infusing $200 billion in Treasury securities to financial institutions, accepting hard-to-sell mortgage-backed bonds as collateral. It organized the buyout of Bear Stearns by JPMorgan Chase, effectively agreeing to backstop up to $30 billion of Bear Stearns' illiquid holdings. Although some say that the Fed essentially bailed out Bear Stearns and other financial firms, the Fed's actions did stabilize the financial system and provide some confidence to investors. More recently, the Fed and the U.S. Treasury Department provided assurances in July that the federal government is prepared to support the Federal National Mortgage Association (commonly known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which are government-sponsored entities that provide liquidity to the home mortgage market.

Maintain a Long-Term View

By the end of the six-month period, skyrocketing energy and food prices had convinced many bond market participants that the Fed's next move will be to raise rates to head off inflation. Inflation tends to reduce the value of outstanding bonds because newer bonds are issued with higher coupon rates. However, Calvert's fixed-income management team has a wide range of tools to use in seeking to maximize returns in an inflationary environment, while continuing its defensive, cautious positioning in view of current market uncertainty.

The financial markets will probably continue to be volatile for at least the next few months, so it's important that you maintain a long-term view in terms of your investments and not get swept up in the day-to-day fluctuations in the market. Your financial advisor is an excellent source of guidance, so please continue to consult with him or her about your investment plan.

As always, thank you for your continued confidence in Calvert's investment products.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
July 2008

1. Auction-rate securities (which are also known as auction-rate certificates) pay interest rates that change, or reset, at predetermined regular intervals, such as monthly or every seven days. On the reset date, investors bid on the bonds at an auction, with auction demand setting the new interest rate (higher demand results in a lower interest rate from the issuer). However, in 2008 some auctions had no bids and broker/dealers that had stepped in to support the auctions in the past failed to do so. In this situation, the securities effectively became longer-term notes.

Calvert First Government Money Market Fund

Investment Performance

For the six months ended June 30, 2008, Calvert First Government Money Market Fund (O shares) returned 1.27% versus 1.10% for the Lipper U.S. Government Money Market Funds Average.

Investment Climate

The six-month period that ended June 30, 2008 was one of the most difficult periods in the history of the U.S. credit markets. The turmoil that began last summer grew to include securities at the top of the credit-quality ladder. Markets froze for high-quality municipal bonds and even government-guaranteed housing agency and mortgage-backed securities. Early in 2008, the falling fortunes of bond insurance firms severely affected the municipal debt sector. Money market instruments, auction-rate securities, and bonds with no unusual structures all experienced problems. By early March, the prices of most credit-market securities--not just municipal debt--traded at or near record discounts to U.S. Treasuries.

To combat the rising tide of trouble, the Federal Reserve (Fed) rapidly cut its target interest rate and rolled out new or expanded programs to ease the liquidity crunch. In early March, rising panic about a possible systemic crisis in the financial system linked to the looming failure of Bear Stearns led to another Fed support package. This package allowed non-commercial bank primary dealers in U.S. Treasury securities to borrow directly from the Fed for the first time since the 1930s.

In April and May, conditions steadily improved in all credit markets, including municipals. Yields on Treasury securities rose as investors began to unwind positions from their earlier flight to quality and as belief spread that the Fed was done with interest rates cuts--and may even raise interest rates by year-end. Inflation concerns haunted the market despite economic data that showed a very weak economy. Headline inflation (CPI) ran at a 4.2% pace, while core inflation (which excludes food and energy prices) was a tamer 2.3%.1 Credit concerns surfaced again in June but not to the degree seen in March. There were bouts of extreme interest-rate volatility during the period, but the yield on the benchmark 10-year Treasury note was nearly unchanged at period end. However, the three-month Treasury bill yield dropped significantly from 3.36% to 1.90%.2 The U.S. economy, as measured by gross domestic product (GDP), was expected to grow 0.7% for the first half of 2008.3

Portfolio Managers
James B. O'Boyle
Thomas A. Dailey

Fund Information primary investments taxable money market NASDAQ symbol FVRXX CUSIP numbe 131577-10-8

Portfolio Strategy

During the period, we continued to focus on purchasing government agency securities in the six- to 12-month maturity range in an effort to ladder the maturity of the portfolio and take advantage of high yields before they fell due to any expected or actual interest-rate cuts. (A ladder is created by purchasing securities of different maturities that will mature at regular intervals.) Indeed, the Fed cut its target federal funds rate by a total of 1.50 percentage points after January 22 through the end of the period. Since the one-month and three-month London Interbank Offered Rate (LIBOR) remained elevated relative to other money market indexes, we continued to hold variable rate securities, which pay interest rates that are typically pegged to LIBOR. This provided an attractive yield for the Fund and should also allow us to take advantage of upward resets in the LIBOR rates whenever the Fed does begin to hike interest rates again.

Our goal is to maintain a highly liquid portfolio by seeking to manage the portfolio conservatively with regard to average maturity, credit quality, liquidity, and diversification.

Outlook

We expect the credit markets to slowly recover over the remainder of the year but do not foresee a return to the heady times of a few years ago. As financial institutions must rebuild capital, they are not inclined to increase their lending. A credit crunch is underway with similarities to the credit crunch of the early 1990s. But this time the problem is larger and more global in nature, so the crunch may last through next year. We expect economic growth to be sub-par and for the Fed to keep its target fed funds rate around the current level of 2% for the balance of 2008. Elevated energy and food prices remain a concern, although core inflation has remained relatively stable. The drag from the housing slump may explain part of the restraint.

July 2008

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2008, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

1 Source: Bureau of Labor Statistics consumer price indexes for May 2008.

2 Source: Federal Reserve, Bloomberg.

3 Source: June 2008 Wall Street Journal survey of professional forecasters.

Investment Allocation (% of Total Investments)
U.S. Government Agencies and Instrumentalities	57.7%
Taxable Variable Rate Demand Notes	35.8%
Repurchase Agreement	6.5%
Total	100%
PORTFOLIO STATISTICS

weighted average maturity
6.30.08	54 days
12.31.07	55 days

Class O average annual total return as of 6.30.08
1 year	3.47%
5 year	2.68%
10 year	3.08%

Class B average annual total return as of 6.30.08
1 year	2.15%
5 year	1.61%
10 year	1.95%

Class C average annual total return as of 6.30.08
1 year	2.15%
5 year	1.60%
10 year	1.95%

7-day simple/ effective yield as of 6.30.08
Class O	1.82%/1.83%
Class B	0.48%/0.48%
Class C	0.48%/0.48%

Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, (including sales charges on Class B and C redemptions); and (2) ongoing costs, including management fees; distribution (12b-1) fees on Class B and C shares; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $1,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges on Class B and C shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class O
Actual	$1,000.00	$1,012.70	$3.59
Hypothetical	$1,000.00	$1,021.30	$3.60
(5% return per year before expenses)
Class B
Actual	$1,000.00	$1,006.20	$9.98
Hypothetical	$1,000.00	$1,014.92	$10.02
(5% return per year before expenses)
Class C
Actual	$1,000.00	$1,006.20	$9.98
Hypothetical	$1,000.00	$1,014.92	$10.02
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.72%, 2.00% and 2.00% for Class O, Class B, and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/366.

STATEMENT OF NET ASSETS
June 30, 2008
	Principal
Taxable Variable Rate Demand Notes - 35.7%	Amount	Value
Post Apartment Homes LP, 2.48%, 7/15/29, LOC: Fannie Mae, U.S.
Government Insured (r)	$31,825,000	$31,825,000
Rural Electric Coop Grantor Trust Certificates, 3.00%, 12/18/17,
BPA: JPMorgan Chase Bank, GA: U.S. Government (r)	31,230,000	31,230,000

Total Taxable Variable Rate Demand Notes (Cost $63,055,000)		63,055,000

,
U.S. Government Agencies
and Instrumentalities - 57.6%
Fannie Mae, 5.00%, 7/25/08	500,000	500,191
Farmer Mac:
2.30%, 4/1/09	1,000,000	1,000,000
2.50%, 4/1/09	500,000	500,000
3.20%, 7/20/09	500,000	500,000
Federal Farm Credit Bank:
2.343%, 10/28/08 (r)	1,000,000	999,961
2.03%, 4/30/09 (r)	5,000,000	4,999,963
Federal Home Loan Bank:
2.589%, 8/15/08 (r)	2,000,000	2,000,164
3.755%, 9/8/08	500,000	498,938
Zero Coupon, 9/12/08	2,550,000	2,538,462
2.664%, 9/17/08 (r)	2,000,000	1,999,905
2.408%, 11/26/08 (r)	1,000,000	1,000,042
2.452%, 12/1/08 (r)	2,000,000	2,000,000
2.875%, 1/30/09	500,000	500,000
2.331%, 2/5/09 (r)	1,000,000	1,000,000
2.80%, 2/6/09	1,000,000	1,000,000
2.596%, 2/11/09 (r)	2,000,000	2,000,678
2.599%, 2/18/09 (r)	2,000,000	2,000,942
2.75%, 2/20/09	1,000,000	1,000,000
2.98%, 2/27/09	500,000	500,000
2.83%, 3/3/09	1,000,000	1,000,000
2.85%, 3/4/09	2,000,000	2,000,843
2.90%, 3/5/09	1,000,000	1,000,000
2.90%, 3/20/09	1,000,000	1,000,000
2.50%, 4/7/09	250,000	250,000
2.42%, 4/21/09	1,000,000	1,000,000
2.52%, 4/21/09	1,000,000	1,000,000
2.403%, 4/24/09 (r)	4,000,000	4,000,000
2.625%, 4/30/09	1,000,000	1,000,000
2.75%, 5/5/09	1,000,000	1,000,000
2.433%, 5/27/09 (r)	1,000,000	1,000,320
2.60%, 6/2/09	1,000,000	1,000,000
6.30%, 6/3/09	500,000	516,874
3.125%, 6/18/09	1,000,000	1,000,339
3.10%, 6/30/09	1,000,000	1,000,000
2.354%, 8/10/09 (r)	2,000,000	2,000,000
U.S. Government Agencies	Principal
and Instrumentalities - Cont'd	Amount	Value
Federal Home Loan Bank (Cont'd):
2.411%, 8/21/09 (r)	$5,000,000	$5,000,000
2.40%, 9/4/09 (r)	2,000,000	2,000,000
2.15%, 9/18/09 (r)	1,000,000	1,000,000
Federal Home Loan Bank Discount Notes:
7/1/08	15,000,000	15,000,000
9/19/08	2,000,000	1,990,978
Freddie Mac:
2.641%, 9/30/08 (r)	2,000,000	2,001,465
2.60%, 3/17/09	500,000	500,000
2.40%, 4/7/09	250,000	250,000
2.60%, 5/20/09	1,000,000	1,000,000
2.75%, 6/5/09	1,000,000	1,000,000
2.625%, 6/12/09	1,000,000	1,000,000
2.85%, 6/16/09	1,000,000	1,000,000
2.65%, 6/22/09	1,000,000	1,000,000
3.125%, 6/23/09	500,000	500,000
3.20%, 7/3/09	1,000,000	1,000,000
2.451%, 9/18/09 (r)	1,000,000	1,001,087
2.35%, 12/7/09 (r)	1,000,000	1,000,000
Overseas Private Investment Corp. VRDN:
2.45%, 11/15/13, GA: U.S. Government (r)	10,232,559	10,232,559
2.45%, 5/15/21, GA: U.S. Government (r)	9,000,000	9,000,000

Total U.S. Government Agencies and Instrumentalities
(Cost $101,783,711)		101,783,711

,
Repurchase Agreement - 6.4%
State Street Corp. Repurchase Agreement, 1.50%, 7/1/08
(Repurchase Proceeds $11,400,475)
(Collateral: $11,732,055 U.S. Treasury Notes, 6.25%, 8/15/23)	11,400,000	11,400,000

Total Repurchase Agreement (Cost $11,400,000)		11,400,000

TOTAL INVESTMENTS (Cost $176,238,711) - 99.7%		176,238,711
Other assets and liabilities, net - 0.3%		561,171
Net Assets - 100%		$176,799,882

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class O: 172,353,433 shares outstanding		$172,350,200
Class B: 2,119,743 shares outstanding		2,119,646
Class C: 2,357,057 shares outstanding		2,356,953
Undistributed net investment income (loss)		(61,391)
Accumulated net realized gain (loss) on investments		34,474

Net Assets		$176,799,882

Net Asset Value Per Share
Class O (based on net assets of $172,324,459)		$1.00
Class B (based on net assets of $2,119,135)		$1.00
Class C (based on net assets of $2,356,288)		$1.00

(r)   The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

BPA:   Bond-Purchase Agreement

GA:   Guaranty Agreement

LOC:   Letter of Credit

LP:   Limited Partnership

VRDN:   Variable Rate Demand Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Interest income	$2,833,657

Expenses:
Investment advisory fee	222,681
Transfer agency fees and expenses	119,583
Distribution plan expenses:
Class B	11,157
Class C	9,931
Trustees' fees and expenses	3,522
Accounting fees	14,370
Administrative fees:
Class O	217,409
Class B	2,789
Class C	2,483
Custodian fees	17,329
Registration fees	24,415
Reports to shareholders	16,309
Professional fees	10,558
Miscellaneous	13,744
Total expenses	686,280
Reimbursement from Advisor:
Class B	(3,465)
Class C	(3,380)
Fees paid indirectly	(13,650)
Net expenses	665,785

Net Investment Income	2,167,872

Realized Gain (Loss)
Net realized gain (loss) on investments	34,474

Increase (Decrease) in Net Assets
Resulting from Operations	$2,202,346

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations:
Net investment income	$2,167,872	$7,705,320
Net realized gain (loss)	34,474	75

Increase (Decrease) in Net Assets Resulting from Operations	2,202,346	7,705,395

Distributions to shareholders from
Net investment income:
Class O shares	(2,206,179)	(7,612,363)
Class B shares	(13,969)	(55,725)
Class C shares	(11,945)	(45,420)
Total distributions	(2,232,093)	(7,713,508)

Capital share transactions:
Shares sold:
Class O shares	45,721,347	103,507,990
Class B shares	1,229,961	1,818,874
Class C shares	1,565,479	1,860,552
Reinvestment of distributions:
Class O shares	2,238,872	7,490,719
Class B shares	12,428	49,545
Class C shares	11,388	42,073
Shares redeemed:
Class O shares	(49,441,086)	(109,159,806)
Class B shares	(1,165,680)	(1,607,785)
Class C shares	(1,161,397)	(982,573)
Total capital share transactions	(988,688)	3,019,589

Total Increase (Decrease) in Net Assets	(1,018,435)	3,011,476

Net Assets
Beginning of period	177,818,317	174,806,841
End of period (including distributions in excess of net investment income and undistributed net investment income of $61,391 and $2,830, respectively)	$176,799,882	$177,818,317

See notes to financial statements.

Capital Share Activity	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Shares sold:
Class O shares	45,721,324	103,507,850
Class B shares	1,229,961	1,818,874
Class C shares	1,565,479	1,860,552
Reinvestment of distributions:
Class O shares	2,238,872	7,490,719
Class B shares	12,428	49,545
Class C shares	11,388	42,073
Shares redeemed:
Class O shares	(49,441,087)	(109,159,806)
Class B shares	(1,165,680)	(1,607,785)
Class C shares	(1,161,397)	(982,573)
Total capital share activity	(988,712)	3,019,449

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert First Government Money Market Fund (the "Fund"), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	--
Level 2 - Other Significant Observable Inputs	$176,238,711
Level 3 - Significant Unobservable Inputs	--
Total	$176,238,711

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians' fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .25% on the first $500 million, .225% on the next $400 million, .20% on the next $400 million, .175% on the next $700 million and .15% on the excess of $2 billion. Under the terms of the agreement, $36,225 was payable at period end. In addition $19,507 was payable at period end for operating expenses paid by Advisor during June 2008.

The Advisor has agreed to limit net annual Fund operating expenses through April 30, 2009. The contractual expense cap is 2.00% for Class B and Class C. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class B and Class C pay an annual rate of .25%, based on their average daily net assets. Under the terms of the agreement, $36,225 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class B and C shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed 1.00% annually of average daily net assets of Class B and Class C. Under the terms of the agreement, $3,430 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $59,263 for the six months ended June 30, 2008. Under terms of the agreement, $9,699 was payable at period end. Boston Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C -- Investment Activity

The cost of investments owned at June 30, 2008 for federal income tax purposes was $176,238,711.

The Fund may sell or purchase securities from other Funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2008, purchases and sales transactions were $161,900,000 and $146,400,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Fund under the Agreement was as follows:

Average Daily Balance	Weighted Average interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$18,443	2.80%	$805,462	March 2008

FINANCIAL HIGHLIGHTS
Class O Shares	June 30, 2008	Periods Ended December 31, 2007	December 31, 2006

Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.012	.044	.042
Distributions from
Net investment income	(.012)	(.044)	(.042)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.27%	4.50%	4.33%
Ratios to average net assets: A
Net investment income	2.46% (a)	4.39%	4.24%
Total expenses	.73% (a)	.74%	.73%
Expenses before offsets	.73% (a)	.74%	.73%
Net expenses	.72% (a)	.71%	.71%
Net assets, ending (in thousands)	$172,324	$173,834	$172,003

Class O Shares	December 31, 2005	Years Ended December 31, 2004	December 31, 2003
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.025	.007	.005
Distributions from
Net investment income	(.025)	(.007)	(.005)
Net asset value, ending	$1.00	$1.00	$1.00
Total return*	2.50%	.66%#	.52%
Ratios to average net assets: A
Net investment income	2.46%	.65%	.53%
Total expenses	.76%	.78%	.78%
Expenses before offsets	.76%	.77%	.78%
Net expenses	.75%	.77%	.77%
Net assets, ending (in thousands)	$165,619	$178,215	$175,282

See notes to financial highlights.

FINANCIAL HIGHLIGHTS
Class B Shares	June 30, 2008	Periods Ended December 31, 2007	December 31, 2006
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.006	.031	.029
Distributions from
Net investment income	(.006)	(.031)	(.029)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.62%	3.17%	2.99%
Ratios to average net assets: A
Net investment income	1.19% (a)	3.08%	2.95%
Total expenses	2.33% (a)	2.47%	2.51%
Expenses before offsets	2.02% (a)	2.02%	2.02%
Net expenses	2.00% (a)	2.00%	2.00%
Net assets, ending (in thousands)	$2,119	$2,043	$1,782

Class B Shares	December 31, 2005	Years Ended December 31, 2004	December 31, 2003
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.012	**	**
Distributions from
Net investment income	(.012)	**	**
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.25%	.03%	.02%
Ratios to average net assets: A
Net investment income	1.15%	.03%	.01%
Total expenses	2.45%	2.30%	2.14%
Expenses before offsets	2.01%	1.42%	1.30%
Net expenses	2.00%	1.41%	1.30%
Net assets, ending (in thousands)	$2,048	$2,862	$2,944

See notes to financial highlights.

FINANCIAL HIGHLIGHTS

Class C Shares	June 30, 2008	Periods Ended December 31, 2007	December 31, 2006
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.006	.031	.029
Distributions from
Net investment income	(.006)	(.031)	(.029)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.62%	3.17%	2.98%
Ratios to average net assets: A
Net investment income	1.12% (a)	3.08%	2.92%
Total expenses	2.36% (a)	2.58%	2.83%
Expenses before offsets	2.02% (a)	2.02%	2.02%
Net expenses	2.00% (a)	2.00%	2.00%
Net assets, ending (in thousands)	$2,356	$1,941	$1,022

Class C Shares	December 31, 2005	Years Ended December 31, 2004	December 31, 2003
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.012	**	**
Distributions from
Net investment income	(.012)	**	**
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.24%	.03%	.02%
Ratios to average net assets: A
Net investment income (loss)	1.20%	.03%	(.02%)
Total expenses	2.74%	2.70%	2.65%
Expenses before offsets	2.01%	1.43%	1.33%
Net expenses	2.00%	1.43%	1.33%
Net assets, ending (in thousands)	$1,320	$1,506	$1,038

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

# On December 31, 2004, the Advisor voluntarily contributed $291,890 to the Fund's Class O shares to offset some embedded capital losses in the Fund's NAV, which are not deductible for tax purposes. This transaction was deemed a "payment by affiliate." This payment by affiliate is not available for distribution and therefore does not affect total return.

* Total return is not annualized for periods less than one year.

** Net investment income and distributions were less than $.001 per share.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Calvert First Government Money Market Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

printed on recycled paper using soy-based inks

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Floating Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Social Index Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Small Cap Value Fund
Mid Cap Value Fund
Global Alternative Energy Fund
International Opportunities Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund


Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date: August 29, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date: August 29, 2008